Vessels	9 Months Ended
Sep. 30, 2017
Property Plant And Equipment [Abstract]
Vessels
4.	Vessels:

		Accumulated	Net book
September 30, 2017	Cost	depreciation	value
Vessels	$6,114,739	$1,681,048	$4,433,691
Vessels under construction	136,642	—	136,642
Vessels	$6,251,381	$1,681,048	$4,570,333

		Accumulated	Net book
December 31, 2016	Cost	depreciation	value
Vessels	$6,126,220	$1,548,553	$4,577,667
Vessels under construction	306,182	—	306,182
Vessels	$6,432,402	$1,548,553	$4,883,849

During the three and nine months ended September 30, 2017, the Company capitalized interest costs of $2,622,000 and $8,408,000, respectively, (September 30, 2016 - $2,335,000 and $5,384,000) to vessels under construction.

In August 2017, the Company entered into vessel sale agreements for four 4250 TEU vessels, the Seaspan Alps, Seaspan Grouse, Seaspan Kenya and Seaspan Mourne, for gross proceeds of approximately $37,000,000.  In August and September 2017, the Company closed on the sale of the Seaspan Alps and Seaspan Kenya, which resulted in a gain on disposition of $6,606,000.

The remaining two vessel sales are expected to close during the fourth quarter of 2017.  At September 30, 2017, the net book value of these two vessels included in vessels held for sale is $11,039,000.